CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 70,469	$ 75,680	$ 141,812	$ 168,174	$ 311,600	$ 422,077	$ 383,432
Cost of Revenue [Abstract]
Cost of Goods and Services Sold	41,201	42,944	86,410	99,798	186,711	278,813	225,792
Gross Profit, Total	29,268	32,736	55,402	68,376	124,889	143,264	157,640
Operating Expenses [Abstract]
Selling and Marketing Expense	13,578	15,717	26,872	31,557	60,893	66,034	62,957
General and Administrative Expense	13,977	10,241	35,043	22,940	51,547	47,752	45,256
Research and Development Expense	8,264	9,152	16,572	20,065	38,046	44,555	51,812
Restructuring Charges	383	1,338	1,574	2,667	3,280	1,605	850
Operating Expenses, Total	36,202	36,448	80,061	77,229	153,766	159,946	160,875
Operating Income (Loss), Total	(6,934)	(3,712)	(24,659)	(8,853)	(28,877)	(16,682)	(3,235)
Other Nonoperating Income (Expense)	(1,334)	367	(1,375)	(630)	(1,746)	1,956	(251)
Interest Expense, Nonoperating	(6,131)	(3,855)	(9,921)	(7,055)	(15,089)	(10,560)	(11,888)
Fair Value Adjustment of Warrants	3,550	4,402	5,216	5,128	5,137	10,250	60,030
Gain (Loss) on Extinguishment of Debt	(2,308)	0	(3,003)	0	0	(1,392)	(4,960)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest, Total	(13,157)	(2,798)	(33,742)	(11,410)	(40,575)	(16,428)	39,696
Income Tax Expense (Benefit)	370	533	605	1,063	711	1,940	1,341
Net Income (Loss) Attributable to Parent, Total	$ (13,527)	$ (3,331)	$ (34,347)	$ (12,473)	$ (41,286)	$ (18,368)	$ 38,355
Net income (loss) per share attributable to common stockholders - basic (in dollars per share)	$ (2.82)	$ (0.70)	$ (7.17)	$ (2.64)	$ (8.68)	$ (4.07)	$ 13.03
Net income (loss) per share attributable to common stockholders - diluted (in dollars per share)	$ (2.82)	$ (0.70)	$ (7.17)	$ (2.64)	$ (8.68)	$ (5.64)	$ (6.48)
Weighted average shares - basic (in shares)	4,792,000	4,751,000	4,792,000	4,717,000	4,754,000	4,517,000	2,944,000
Weighted average shares - diluted (in shares)	4,792,000	4,751,000	4,792,000	4,717,000	4,754,000	4,559,000	3,301,000
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	$ 659	$ (720)	$ 801	$ (471)	$ (612)	$ (158)	$ (567)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total	(12,868)	(4,051)	(33,546)	(12,944)	(41,898)	(18,526)	37,788
Product [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	36,785	42,947	77,779	101,522	174,879	274,854	230,814
Cost of Revenue [Abstract]
Cost of Goods and Services Sold	29,774	30,719	62,330	75,170	136,419	220,031	169,780
Service And Subscriptions [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	31,321	30,505	58,768	61,458	126,590	133,518	137,241
Cost of Revenue [Abstract]
Cost of Goods and Services Sold	11,427	12,225	24,080	24,628	50,292	58,782	56,012
Royalty [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 2,363	$ 2,228	$ 5,265	$ 5,194	$ 10,131	$ 13,705	$ 15,377